Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - Class A ordinary shares subject to possible redemption [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds	$ 575,000,000
Less:
Fair value of Public Warrants at issuance	(30,475,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(30,757,858)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	61,232,858
Class A ordinary shares subject to possible redemption	575,000,000
Class A ordinary shares subject to possible redemption	583,360,070
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 8,360,070